Technology And Content Expenses	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Technology And Content Expenses
8.	TECHNOLOGY AND CONTENT EXPENSES

	2022	2021	2020
Employee-related cost	16,695	7,905	3,490
Share-based compensation expense	3,117	2,245	152
IT and telecommunication services	1,589	1,235	615
Production of digital content	405	—	—
Acquisition of in-progress research and development	—	370	—
Other technology and content expenses	1,045	1,107	137

	22,851	12,862	4,394